Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

	2014			2013
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments
recorded as assets:
Cash	$ 1,921	$ 1,921	1	$ 769	$ 769	1
Policy loans	104	n/a	n/a	110	n/a	n/a
Assets on deposit	304,434	294,710	2	80,661	79,227	2
Financial instruments
recorded as liabilities:
Investment-type contracts	304,434	294,710	2	80,661	79,227	2